Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Financial assets and liabilities	$ 98,203,025	$ 10,724,090
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	100,062,788	10,555,007
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	84,031	81,981
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	136,606	192,998
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (2,080,400)	$ (105,896)